Geological event - Alagoas (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
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Lawsuits Possible loss	R$ 8,132	R$ 9,326
Civil Lawsuits [Member] | Alagoas [Member]
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Lawsuits	R$ 8,036	9,241
Civil Lawsuits [Member] | Lawsuit [Member] | Alagoas [Member]
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Description of civil lawsuits	On November 30, 2023, the Company was informed of the Public-Interest Civil Action filed by the plaintiffs against the Municipality of Maceió and Braskem, with a request for a injunctive relief based on evidence, against Braskem: (i) inclusion in the PCF of the new criticality area 00 (area defined by the Civil Defense of Maceió with recommendation of relocation) of Version 5 of the Civil Defense Map and the optional inclusion of all residents affected whose properties are located in the criticality area 01 (area defined by the Civil Defense of Maceió with recommendation of monitoring) of Version 5 of the Map, with inflation adjustment corresponding to the amounts adopted by the PCF; (ii) establishment, with the permission of the affected party of the criticality area 01, of a Program for Reparation of Damage to Properties resulting from the alleged depreciation of the property, as well as the alleged pain and suffering resulting from the inclusion of the property in the Map; (iii) engagement of independent and specialized firm to identify the alleged damages to properties if the affected party decides to remain in the area of criticality 01 of Version 5 of the Civil Defense Map; and (iv) engagement of independent and specialized technical advisory to provide support to the affected parties in the analysis of the scenarios and decision-making of their relocation or staying in the area. On the merits, they request confirmation of the preliminary injunctions. Although the preliminary injunctions were granted by the lower court on November 30, 2023, their effects were suspended on January 22, 2024, by the 5th Regional Federal Court (“TRF5”) in an appeal filed by Braskem. The appeal was heard on February 27, 2025, and, in merit, was granted in its entirety, eliminating the effects of the lower court's preliminary injunction. In June 2025, plaintiffs reiterated their request for evidentiary protection, seeking voluntary relocation for residents of a specific area of the Bom Parto neighborhood. On September 3, 2025, a decision was issued granting an evidentiary injunction to order the inclusion, in the PCF, of 13 properties from a specific area of the Bom Parto neighborhood, which had previously been condemned by the Municipal Civil Defense. On October 10, 2025, following an appeal by Braskem, the TRF5 issued a decision suspending the effects of the ruling that had granted evidentiary relief.
Lawsuits	R$ 1,245	1,113
Civil Lawsuits [Member] | Civil Lawsuits Alagoas [Member] | Alagoas [Member]
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Description of civil lawsuits	In March 2024, the Company became aware of the Public-Interest Civil Action filed by the Public Defender’s Office (DPE) which, among others, challenges clause 69 of the Socio-environmental Agreement (payment of R$150 for collective pain and suffering), alleging that there are facts subsequent to the execution of the agreement that would have caused additional pain and suffering. DPE requested a preliminary injunction: (i) to suspend clause 58, paragraph two, of the Socio-environmental Agreement in order to reject the possibility of returning the area to Braskem; (ii) to prohibit the sale of the PCF area until a final and unappealable decision is made on the subject of the claim, considering that the assets acquired through the Program for Financial Compensation must not be sold or pledged. In the merit, the claims include: (i) the loss of all properties that are the subject of PCF, with the possibility of returning the area to the victims or to the public domain, besides ordering Braskem to pay, as compensation for collective and social pain and suffering, the same amount paid by Braskem for material damages; (ii) condemning Braskem, as compensation for existential damages, for the loss of all properties that are the subject of the PCF; (iii) condemning Braskem for “illicit profit,” with the loss of properties that are the subject of the PCF, and the payment of amounts obtained by the Company through its alleged illicit conduct (to be calculated in the liquidation of the award); (iv) issue of subpoena to the Investor Relations Officer, for the purposes of regulatory obligations, with the publication of material fact notice. On April 12, 2024, these preliminary claims were rejected by the court. On November 27, 2025, the TRF5 unanimously upheld Braskem's appeal, filed in July 2025, recognizing the lack of standing of the DPE as well as the validity of the agreement/res judicata, resulting in the dismissal of the case. On January 6, 2026, the DPE submitted a petition requesting that the trial session be declared null and void. On March 17, 2026, a judgment was rendered by the 3rd Federal Court dismissing this Public Civil Action, based on binding precedent set by the TRF5.
Lawsuits	R$ 182	162
Civil Lawsuits [Member] | Civil Lawsuits State Public Defenders Office [Member] | Alagoas [Member]
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Description of civil lawsuits	In January 2026, the Company became aware of the Public Civil Action filed by the DPE and the Association of Entrepreneurs and Victims of Braskem, seeking to hold Braskem liable for damages allegedly suffered by entrepreneurs who conduct economic activities along the boundary of the Civil Defense Map, including Area 01. As a preliminary injunction, the plaintiffs seek the creation of an emergency support fund for entrepreneurs, with an initial contribution of R$ 400 thousand by Braskem to subsidize loans for the benefit of the entrepreneurs. On the merits, they seek compensation for actual damages (including real estate devaluation, loss of improvements, and other property losses), loss of profits, loss of business goodwill, individual and collective moral damages, existential damages, and social damages. The Company submitted its defense on February 20, 2026.
Lawsuits	R$ 2,000
Civil Lawsuits [Member] | Civil Lawsuits Public Defenders Office [Member] | Alagoas [Member]
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Description of civil lawsuits	In November 2021, the Company became aware of the Public-interest civil action to question the denial of necessary insurance for contracts under the SFH to acquire properties located within a radius of 1 km outside the risk area defined by the version 4 map of Civil Defense authorities, which is the subject matter of the Residents PCA agreement – See item (i). Insurers linked to SFH, financial agents, the regulatory agency and Braskem are the defendants. The main claim is only against the insurers, financial agents and the regulatory agency on the grounds that the refusal to contract the insurance is abusive and has no technical or legal grounds. There is a secondary and eventual claim to sentence Braskem to pay indemnification in an amount to be settled in the future, if the judge understands that the refusal somehow has grounds in the subsidence phenomenon. On January 10, 2024, a decision was rendered partially ordering the insurance companies to: (i) refrain from applying the safety margin beyond the risk area defined by the Civil Defense and engaging in unfair pricing and increases to avoid contracting insurance coverage for properties out of and next to the risk area, declaring that there were no denials/decreases in the insurance coverage based exclusively on the safety margin, (ii) call everyone who is interested to reassess the request for housing insurance. Braskem was not found guilty, and insurance companies filed an appeal against the decision, which is still pending. It is not possible to estimate the indemnification amount, which will depend on the evidence of damages submitted by people whose insurance was denied.
Civil Lawsuits [Member] | Alagoas State Public Defenders Office [Member] | Alagoas [Member]
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Description of civil lawsuits	In March 2023, the Company became aware of the Public-interest civil action filed by DPE against the Company, the Federal Government, the State of Alagoas and the Municipality of Maceió seeking, among other claims, the revision of terms of the Flexal Agreement, signed amongst Braskem, the MPF, the MPE, the DPU, and Municipality of Maceió, ratified on October 26, 2022, by the 3rd Federal Court of Alagoas. Through this lawsuit, the DPE seeks, among other claims, the inclusion of residents of the Flexais region, who choose to adhere the PCF, program created under the agreement in ACP (Reparation for Residents), with consequent reallocation of these residents and compensation for moral and material damages in parameters specified in the ACP. As injunction relief, DPE also requested, that the Municipality of Maceió and Braskem initiated the registration of all residents who requested to be relocated and their concomitant inclusion in the PCF, or, alternatively, requested the freeze of Braskem bank accounts in the amount of R$1.7 billion, to guarantee the compensation for moral and material damages to residents of the Flexais region. The injunction relief requests were rejected by the trial and appellate courts. On January 19, 2024, a decision was rendered, judging partially valid the requests made by the DPE. The Company, the DPE/AL, the Alagoas State Government and the Federal Government filed appeals against this decision. On August 19, 2025, the appeals of both Braskem and the Federal Government were upheld on their merits, resulting in the reversal of the lower court’s ruling, the recognition of the validity of the agreement, and the annulment of the financial penalties previously imposed. The appeals of the State of Alagoas and the DPE were denied. On October 30, 2025, the TRF5 unanimously granted Braskem's interlocutory appeal and overturned the lower court's ruling that had ordered an anthropological expert examination.
Lawsuits	R$ 345	2,137
Civil Lawsuits [Member] | Federation Of Fishermen Of The State Of Alagoas [Member] | Alagoas [Member]
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Description of civil lawsuits	In August 2023, the Company became aware of the Public-Interest Civil Action filed by FEPEAL and CNPA (jointly the “Associations”) against the Company, seeking compensation for material damages (damages and loss of profit) and homogeneous individual and collective morals damages for the Associations and each of the alleged 8,493 affected fishermen represented by the Associations. As a preliminary measure, the Associations requested, among other claims, that the Company provision sufficient funds to guarantee the compensation of fishermen included in the public-interest civil action and also publishing a material fact notice to the shareholders. These requests were rejected by the Courts. Among other requests, the Associations claim the payment of: (i) compensation for (a) individual and homogeneous moral damages suffered, in the amount of R$50,000 and (b) material damages in the form of individual and homogeneous loss of profits, in the amount of R$132,000 in both cases for each of the allegedly affected fishermen; (ii) compensation for collective moral damages for the Associations, in the amount of R$100,000; (iii) compensation for collective material damages to the Associations, in the amount of R$750,000; and (iv) attorney fees in the amount of 20% on the value of the award. The action was suspended by the TRF5 pending the judgment of the interlocutory appeal filed by Braskem, which challenges the legitimacy of the representation of the plaintiff institutions. On November 13, 2025, the TRF5 denied the appeal, and the Company filed another appeal.
Lawsuits	R$ 1,970	1,767
Civil Lawsuits [Member] | Alagoas State Governor [Member] | Alagoas [Member]
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Description of civil lawsuits	On December 18, 2023, the Company was informed of the Action against the Violation of a Constitutional Fundamental Right (ADPF) filed before the Federal Supreme Court due to some clauses of the agreements entered into out-of-court and ratified in the records of the cases 0803836-61.2019.4.05.8000 (ACP Reparation for Residents, 0806577-74.2019.4.05.8000 (ACP Social-Environmental Reparation) and 0812904-30.2022.4.05.8000 (Flexal Agreement), which deal with the settlement to the Company, as well as the acquisition and exploration of vacant properties. On June 24, 2024, the judge rapporteur issued a decision denying the ADPF continuance. The plaintiff filed an appeal against this decision. It is not possible to assign a contingency amount to this lawsuit, which has illiquid claims, aiming at the declaration of nullity of specific contractual clauses of the Agreements.
Civil Lawsuits [Member] | Companhia Brasileira De Trens Urbanos [Member] | Alagoas [Member]
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Description of civil lawsuits	On February 2, 2021, the Company was notified of the filing of an action, formulating initially only a preliminary injunction for maintaining the Technical Terms of the Cooperation (operational) agreement signed previously by the parties. The request was denied in lower and appellate courts, given the fulfillment of the obligations undertaken by Braskem. On February 24, 2021, CBTU filed an amendment to the initial request claiming compensation for losses and damages in the amount of R$222 and for moral damages in the amount of R$0.5, as well as the imposition of obligations, including the construction of a new rail line to substitute the stretch that passed through the risk area. Braskem entered into memoranda of understanding with CBTU to reach a mutual solution and suspend the lawsuit during the negotiation period. Moreover, a procedural legal transaction was presented, approved by the court, which provided for the suspension of lawsuit, enabling the continuity of negotiations. After the suspension period ended, on September 18, 2025, Braskem submitted its defense, and on October 15, 2025, CBTU filed a reply with its considerations. In the extrajudicial sphere, on August 26, 2025, CBTU and Braskem entered into a technical cooperation agreement aimed at enabling the road requalification of the railway section whose operations were suspended, reinforcing the understanding regarding the safe resumption of remodeling services in the mentioned section.
Lawsuits	R$ 1,528	1,492
Civil Lawsuits [Member] | Construtora Humberto Lobo [Member] | Alagoas [Member]
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Description of civil lawsuits	In July 2019, the Company became aware of the action for damages claiming that the plaintiff suffered damages and loss of profits due to an agreement to purchase from Braskem a property in the District of Pinheiro. Said agreement was terminated by Braskem due to lack of payment by the Contractor. Nevertheless, the Contractor claims that Braskem omitted information on the existence of structural problems in the deactivated salt mining wells located on said property. On July 05, 2023, a decision was rendered in favor of Braskem. It did not recognize the existence of the alleged loss of profits and alleged damage to the contractor’s image, only ordering the return of R$3 by Braskem to the plaintiff, plus inflation adjustment, to be deducted from the amounts already received by Humberto Lobo during the lawsuit. Appeals filed by the parties are pending judgment.
Lawsuits	R$ 1	1
Civil Lawsuits [Member] | State Of Alagoas [Member] | Alagoas [Member]
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Description of civil lawsuits	In March 2023, the Company became aware of the indemnity claim requesting compensation for alleged damages resulting, among others claims, from the loss of properties within the risk area defined by the Civil Defense of Maceió, alleged investments initiated by the State of Alagoas and that would have become void unusable due to the evacuation of the risk area and alleged loss of tax revenue, with a request that such damages to be determined by a court appraiser, with a preliminary request to block funds in Company's current account. An Instrument of Appeal was filed by Braskem. The preliminary injunction was granted. On October 10, 2023, the trial court handed down summary judgment ordering Braskem to reimburse the amounts invested, public equipment and losses in tax collection as required by the State of Alagoas. The indemnity amounts must be set in the award calculation phase. The Company filed an appeal against the decision. On April 7, 2025, the Court of Justice of Alagoas declared the absolute lack of jurisdiction of the State Court of Alagoas, ordering the transfer of the case to the Federal Court in Alagoas. In May 2025, a decision was issued suspending the transfer of the case to the Federal Court in a new appeal filed by the State of Alagoas. On November 10, 2025, Braskem and the State of Alagoas entered into the State Agreement, comprehensive and complete settlement agreement, fully releasing and extinguishing this compensation claim. On January 7, 2026, the Federal Court issued a decision approving the agreement, pending final judgment due to an appeal filed by the Federal Public Prosecutor's Office and the Public Defender's Office.
Lawsuits		1,493
Civil Lawsuits [Member] | Other Civil Actions [Member] | Alagoas [Member]
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Description of civil lawsuits	The Company is defendant in several other actions filed by individuals in Brazil and abroad, seeking the payment of indemnifications directly or indirectly related to the geological event in Maceió.
Lawsuits	R$ 765	1,076
Environmental Lawsuits [Member] | Alagoas [Member]
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Lawsuits	96	85
Environmental Lawsuits [Member] | Environment Institute Of Alagoas State [Member] | Alagoas [Member]
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Lawsuits	R$ 88	79
Description of environmental lawsuits	On December 4, 2023, the IMA issued a fine to the Company due to the alleged environmental degradation resulting from the soil displacement in the region where the mining front is closed in the municipality of Maceió. Considering that in 2019 Braskem had already been fined for the same event and legal grounds, a defense to the notice of violation was filed for bis in idem. The original notice of violation of 2019 was closed with the signature of the Consent Decree (TAC) on December 23, 2023. On December 9, 2025, the IMA denied the final appeal submitted by Braskem, concluding the process at the administrative level. Braskem will seek judicial review of the notice of violation.
Environmental Lawsuits [Member] | Sundry Environmental Lawsuits [Member] | Alagoas [Member]
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Lawsuits	R$ 8	R$ 6
Description of environmental lawsuits	Sundry environmental lawsuits